Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 24, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 28, 2024
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	May 28, 2024
Prospectus Summary | MainStay MacKay Arizona Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZTAX
Prospectus Summary | MainStay MacKay Arizona Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZTCX
Prospectus Summary | MainStay MacKay Arizona Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZTYX
Prospectus Summary | MainStay MacKay Arizona Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AZTFX
Prospectus Summary | MainStay MacKay Colorado Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COTAX
Prospectus Summary | MainStay MacKay Colorado Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COTCX
Prospectus Summary | MainStay MacKay Colorado Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COTYX
Prospectus Summary | MainStay MacKay Colorado Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	COTFX
Prospectus Summary | MainStay MacKay Oregon Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTBX
Prospectus Summary | MainStay MacKay Oregon Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTCX
Prospectus Summary | MainStay MacKay Oregon Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTYX
Prospectus Summary | MainStay MacKay Oregon Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ORTFX
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTAVX
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTACX
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTAYX
Prospectus Summary | MainStay MacKay Utah Muni Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	UTAHX
Prospectus Summary | MainStay MacKay Strategic Municipal Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFDX
Prospectus Summary | MainStay MacKay Strategic Municipal Allocation Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFEX
Prospectus Summary | MainStay MacKay Strategic Municipal Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFFX
Prospectus Summary | MainStay MacKay Strategic Municipal Allocation Fund | Class C2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFMX
Prospectus Summary | MainStay MacKay Strategic Municipal Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFGX
Prospectus Summary | MainStay MacKay Strategic Municipal Allocation Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFHX
Prospectus Summary | MainStay MacKay Strategic Municipal Allocation Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MTFZX